Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 19, 2014
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 19, 2014
Prospectus Date	rr_ProspectusDate	May 30, 2014
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSBX
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSHX